Loans - Schedule of Principal Balance Outstanding in Past Due Loans (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due	$ 10,063	$ 7,834
Total	321,685	329,418
Pass	313,292	322,660
Special Mention	2,191	672
Substandard	6,202	6,086
Doubtful
Land [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due	6
Total	1,866	1,508
Pass	1,813	1,480
Special Mention
Substandard	53	28
Doubtful
Farm [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due
Total	1,756	3,023
Pass	1,756	3,023
Special Mention
Substandard
Doubtful
Nonresidential real estate [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due	697	1,729
Total	32,843	31,698
Pass	30,284	30,195
Special Mention	1,456	576
Substandard	1,103	927
Doubtful
Commercial and industrial [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due
Total	493	691
Pass	493	691
Special Mention
Substandard
Doubtful
30-59 Days Past Due [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due	5,358	5,585
30-59 Days Past Due [Member] | Land [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due	6
30-59 Days Past Due [Member] | Farm [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due
30-59 Days Past Due [Member] | Nonresidential real estate [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due	697	1,704
30-59 Days Past Due [Member] | Commercial and industrial [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due
60-89 Days Past Due [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due	3,517	958
60-89 Days Past Due [Member] | Land [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due
60-89 Days Past Due [Member] | Farm [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due
60-89 Days Past Due [Member] | Nonresidential real estate [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due		25
60-89 Days Past Due [Member] | Commercial and industrial [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due
90 Days or Greater [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due	1,188	1,291
90 Days or Greater [Member] | Land [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due
90 Days or Greater [Member] | Farm [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due
90 Days or Greater [Member] | Nonresidential real estate [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due
90 Days or Greater [Member] | Commercial and industrial [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due
Loans Not Past Due [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Loans Not Past Due	311,622	321,584
Loans Not Past Due [Member] | Land [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Loans Not Past Due	1,860	1,508
Loans Not Past Due [Member] | Farm [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Loans Not Past Due	1,756	3,023
Loans Not Past Due [Member] | Nonresidential real estate [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Loans Not Past Due	32,146	29,969
Loans Not Past Due [Member] | Commercial and industrial [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Loans Not Past Due	493	691
One- to four-family [Member] | Residential Real Estate [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due	7,576	5,418
Total	240,031	251,338
Pass	234,737	246,533
Special Mention	735	96
Substandard	4,559	4,709
Doubtful
One- to four-family [Member] | 30-59 Days Past Due [Member] | Residential Real Estate [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due	4,531	3,731
One- to four-family [Member] | 60-89 Days Past Due [Member] | Residential Real Estate [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due	1,857	687
One- to four-family [Member] | 90 Days or Greater [Member] | Residential Real Estate [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due	1,188	1,000
One- to four-family [Member] | Loans Not Past Due [Member] | Residential Real Estate [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Loans Not Past Due	232,455	245,920
Multi-family [Member] | Residential Real Estate [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due	101	246
Total	13,987	15,505
Pass	13,748	15,505
Special Mention
Substandard	239
Doubtful
Multi-family [Member] | 30-59 Days Past Due [Member] | Residential Real Estate [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due	101
Multi-family [Member] | 60-89 Days Past Due [Member] | Residential Real Estate [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due		246
Multi-family [Member] | 90 Days or Greater [Member] | Residential Real Estate [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due
Multi-family [Member] | Loans Not Past Due [Member] | Residential Real Estate [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Loans Not Past Due	13,886	15,259
Construction [Member] | Residential Real Estate [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due	1,660	418
Total	11,793	9,314
Pass	11,666	9,023
Special Mention
Substandard	127	291
Doubtful
Construction [Member] | 30-59 Days Past Due [Member] | Residential Real Estate [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due		127
Construction [Member] | 60-89 Days Past Due [Member] | Residential Real Estate [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due	1,660
Construction [Member] | 90 Days or Greater [Member] | Residential Real Estate [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due		291
Construction [Member] | Loans Not Past Due [Member] | Residential Real Estate [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Loans Not Past Due	10,133	8,896
Loans on deposits [Member] | Consumer and other [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due
Total	488	813
Pass	488	813
Special Mention
Substandard
Doubtful
Loans on deposits [Member] | 30-59 Days Past Due [Member] | Consumer and other [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due
Loans on deposits [Member] | 60-89 Days Past Due [Member] | Consumer and other [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due
Loans on deposits [Member] | 90 Days or Greater [Member] | Consumer and other [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due
Loans on deposits [Member] | Loans Not Past Due [Member] | Consumer and other [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Loans Not Past Due	488	813
Home Equity [Member] | Consumer and other [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due
Total	17,792	14,643
Pass	17,792	14,643
Special Mention
Substandard
Doubtful
Home Equity [Member] | 30-59 Days Past Due [Member] | Consumer and other [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due
Home Equity [Member] | 60-89 Days Past Due [Member] | Consumer and other [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due
Home Equity [Member] | 90 Days or Greater [Member] | Consumer and other [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due
Home Equity [Member] | Loans Not Past Due [Member] | Consumer and other [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Loans Not Past Due	17,792	14,643
Automobiles [Member] | Consumer and other [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due
Total	122	134
Pass	122	134
Special Mention
Substandard
Doubtful
Automobiles [Member] | 30-59 Days Past Due [Member] | Consumer and other [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due
Automobiles [Member] | 60-89 Days Past Due [Member] | Consumer and other [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due
Automobiles [Member] | 90 Days or Greater [Member] | Consumer and other [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due
Automobiles [Member] | Loans Not Past Due [Member] | Consumer and other [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Loans Not Past Due	122	134
Unsecured [Member] | Consumer and other [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due	23	23
Total	514	751
Pass	393	620
Special Mention
Substandard	121	131
Doubtful
Unsecured [Member] | 30-59 Days Past Due [Member] | Consumer and other [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due	23	23
Unsecured [Member] | 60-89 Days Past Due [Member] | Consumer and other [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due
Unsecured [Member] | 90 Days or Greater [Member] | Consumer and other [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Total Past Due
Unsecured [Member] | Loans Not Past Due [Member] | Consumer and other [Member]
Schedule of Principal Balance Outstanding in Past Due Loans [Line Items]
Loans Not Past Due	$ 491	$ 728